Balance Sheet Components - Property Plant and Equipment Net (Details) - Sarcos Corp and Subsidiaries - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Balance Sheet Components [Line Items]
Property Plant And Equipment Gross	$ 5,610	$ 2,414	$ 1,471
Accumulated depreciation and amortization	(1,209)	(989)	(560)
Property and equipment, net	4,401	1,425	911
Robotics and Manufacturing Equipment
Schedule Of Balance Sheet Components [Line Items]
Property Plant And Equipment Gross	796	659	606
Leasehold Improvements
Schedule Of Balance Sheet Components [Line Items]
Property Plant And Equipment Gross	154	154	154
Computer Equipment
Schedule Of Balance Sheet Components [Line Items]
Property Plant And Equipment Gross	568	568	418
Capital Leased Computer Equipment [ Member}
Schedule Of Balance Sheet Components [Line Items]
Property Plant And Equipment Gross	386	386
Software Member
Schedule Of Balance Sheet Components [Line Items]
Property Plant And Equipment Gross	378	359	286
Furnitures and Fixtures
Schedule Of Balance Sheet Components [Line Items]
Property Plant And Equipment Gross		7	$ 7
Construction In Progress [Member]
Schedule Of Balance Sheet Components [Line Items]
Property Plant And Equipment Gross	3,181	141
Other Fixed Assets [Member]
Schedule Of Balance Sheet Components [Line Items]
Property Plant And Equipment Gross	$ 147	140
Other Fixed Assets [Member] | Previously Reported
Schedule Of Balance Sheet Components [Line Items]
Property Plant And Equipment Gross		$ 147